Unaudited Consolidated Statements of Changes in Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Total deficit attributable to shareholders of the Company CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2019	¥ (242,939)		¥ 34	¥ 264,358	¥ (525,262)	¥ (260,870)	¥ 17,931
Balance (in Shares) at Dec. 31, 2019 | shares			48,391,607
Net loss for the year	(412,783)				(410,985)	(410,985)	(1,798)
Reserve recapitalization	199,806		¥ 3	199,803		199,806
Reserve recapitalization (in Shares) | shares			8,482,941
Warrant financing	41,118			41,118		41,118
Share-based compensation	52,256			52,256		52,256
Balance at Dec. 31, 2020	(362,542)		¥ 37	557,535	(936,247)	(378,675)	16,133
Balance (in Shares) at Dec. 31, 2020 | shares			56,874,548
Net loss for the year	(169,653)				(164,844)	(164,844)	(4,809)
Issuance of shares	274,673		¥ 30	274,643		274,673
Issuance of shares (in Shares) | shares			47,451,089
Share-based compensation	38,358			38,358		38,358
Balance at Jun. 30, 2021	¥ (219,164)	$ (33,944)	¥ 67	¥ 870,536	¥ (1,101,091)	¥ (230,488)	¥ 11,324
Balance (in Shares) at Jun. 30, 2021 | shares			104,325,637